Deferred Revenue - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Store	Dec. 31, 2020 Store
Extrafarma [member]
Summary of deferred revenue [line items]
Exchange period of loyalty program points for customers	6 months
Deferred revenue reclassified to a liability held for sale | R$	R$ 927
am/pm [member]
Summary of deferred revenue [line items]
Number of stores which have not yet met performance requirements	8	20
Number of stores	90	58
Jet Oil [member]
Summary of deferred revenue [line items]
Number of stores which have not yet met performance requirements	8	4
Number of stores	45	45